Goldman Sachs Conservative Allocation Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Conservative Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	0.74%	[1]
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.65%	[1]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.